iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .4%
Axon Enterprise, Inc.
(a)
..................... 4,330 $ 1,942,957
Rocket Lab Corp.
(a)
....................... 29,491 4,231,369
6,174,326
a
Air Freight & Logistics  —  0 .1%
CH Robinson Worldwide, Inc. ................ 6,650 1,188,023
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 12,083 820,919
a
Automobiles  —  0 .1%
Rivian Automotive, Inc. , Class A
(a)
.............. 45,583 743,003
a
Banks  —  1 .6%
Citizens Financial Group, Inc. ................ 24,067 1,498,411
Fifth Third Bancorp ....................... 51,335 2,563,157
Huntington Bancshares, Inc. ................. 115,481 1,889,269
KeyCorp ............................... 51,579 1,100,180
M&T Bank Corp. ......................... 8,447 1,825,481
PNC Financial Services Group, Inc. (The) ........ 22,789 5,039,104
Regions Financial Corp. .................... 48,430 1,356,040
Truist Financial Corp. ...................... 70,352 3,391,670
U.S. Bancorp ........................... 87,994 4,826,471
23,489,783
a
Beverages  —  0 .2%
Keurig Dr Pepper, Inc. ..................... 73,169 2,197,265
a
Biotechnology  —  1 .3%
Alnylam Pharmaceuticals, Inc.
(a)
............... 7,518 2,270,286
Biogen, Inc.
(a)
........................... 8,319 1,630,524
Incyte Corp.
(a)
........................... 9,590 927,737
Insmed, Inc.
(a)
........................... 11,922 1,274,581
Neurocrine Biosciences, Inc.
(a)
................ 5,405 855,611
Regeneron Pharmaceuticals, Inc. .............. 5,890 3,621,054
United Therapeutics Corp.
(a)
.................. 2,236 1,245,050
Vertex Pharmaceuticals, Inc.
(a)
................ 14,419 6,453,079
18,277,922
a
Broadline Retail  —  0 .5%
eBay, Inc. .............................. 24,126 2,636,248
MercadoLibre, Inc.
(a)
....................... 2,587 4,386,647
7,022,895
a
Building Products  —  0 .6%
Allegion PLC ............................ 4,830 628,238
Carlisle Companies, Inc. .................... 2,330 803,407
Lennox International, Inc. ................... 1,784 895,854
Masco Corp. ............................ 11,503 808,086
Trane Technologies PLC .................... 12,547 5,662,461
8,798,046
a
Capital Markets  —  4 .3%
Ameriprise Financial, Inc. ................... 5,141 2,291,395
Ares Management Corp. , Class A .............. 11,896 1,528,636
Bank of New York Mellon Corp. (The) ........... 38,940 5,429,404
BlackRock, Inc.
(b)
......................... 8,366 8,758,198
Cboe Global Markets, Inc. ................... 5,937 1,980,346
Charles Schwab Corp. (The) ................. 93,603 8,176,222
CME Group, Inc. , Class A ................... 20,567 5,625,897
Intercontinental Exchange, Inc. ............... 32,110 4,747,464
LPL Financial Holdings, Inc. .................. 4,546 1,244,558
Moody's Corp. ........................... 8,543 3,872,115
Nasdaq, Inc. ............................ 25,779 2,385,073
Security Shares Value
a
Capital Markets (continued)
Northern Trust Corp. ....................... 9,965 $ 1,648,709
Raymond James Financial, Inc. ............... 10,055 1,441,988
S&P Global, Inc. ......................... 17,184 7,286,016
State Street Corp. ........................ 15,801 2,459,268
T Rowe Price Group, Inc. ................... 12,313 1,287,078
Tradeweb Markets, Inc. , Class A ............... 6,573 658,943
60,821,310
a
Chemicals  —  1 .5%
Air Products and Chemicals, Inc. .............. 11,991 3,340,932
CF Industries Holdings, Inc. .................. 8,724 980,141
International Flavors & Fragrances, Inc. .......... 14,118 1,073,674
Linde PLC ............................. 26,269 13,073,819
PPG Industries, Inc. ....................... 12,713 1,436,315
RPM International, Inc. ..................... 7,207 763,726
20,668,607
a
Commercial Services & Supplies  —  0 .6%
Cintas Corp. ............................ 19,278 3,301,550
Copart, Inc.
(a)
........................... 50,513 1,655,311
Republic Services, Inc. , Class A ............... 11,384 2,281,809
Rollins, Inc. ............................. 16,253 773,643
Veralto Corp. ............................ 13,984 1,149,904
9,162,217
a
Communications Equipment  —  3 .5%
Arista Networks, Inc.
(a)
..................... 60,546 9,655,271
Ciena Corp.
(a)
........................... 7,989 4,635,457
Cisco Systems, Inc. ....................... 223,912 26,963,483
F5, Inc.
(a)
.............................. 3,204 1,228,574
Lumentum Holdings, Inc.
(a)
.................. 4,048 3,460,878
Motorola Solutions, Inc. .................... 9,422 3,799,704
49,743,367
a
Construction & Engineering  —  0 .7%
Comfort Systems USA, Inc. .................. 1,995 3,647,279
Quanta Services, Inc. ...................... 8,506 6,053,975
9,701,254
a
Construction Materials  —  0 .6%
CRH PLC .............................. 37,947 4,128,254
Martin Marietta Materials, Inc. ................ 3,416 1,986,882
Vulcan Materials Co. ...................... 7,380 2,087,950
8,203,086
a
Consumer Finance  —  1 .3%
American Express Co. ..................... 30,129 9,534,925
Capital One Financial Corp. .................. 33,912 6,373,082
SoFi Technologies, Inc.
(a)
.................... 72,292 1,317,160
Synchrony Financial ....................... 19,705 1,407,725
18,632,892
a
Consumer Staples Distribution & Retail  —  0 .2%
Dollar General Corp. ...................... 12,484 1,380,855
Sysco Corp. ............................ 27,107 2,054,982
3,435,837
a
Containers & Packaging  —  0 .2%
Amcor PLC ............................. 25,997 1,009,204
Avery Dennison Corp. ...................... 4,354 692,591
Ball Corp. .............................. 14,227 777,790
International Paper Co. ..................... 28,539 955,200
3,434,785
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 7,845 774,301
a

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
ESG Advanced MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Diversified REITs  —  0 .1%
WP Carey, Inc. .......................... 12,300 $ 915,366
a
Diversified Telecommunication Services  —  1 .8%
AT&T, Inc. .............................. 395,805 9,815,964
Comcast Corp. , Class A .................... 203,188 5,053,286
Verizon Communications, Inc. ................ 236,957 11,328,914
26,198,164
a
Electrical Equipment  —  2 .3%
AMETEK, Inc. ........................... 12,985 2,932,662
Bloom Energy Corp. , Class A
(a)
................ 14,721 4,195,485
Eaton Corp. PLC ......................... 21,994 8,810,797
GE Vernova, Inc. ......................... 15,279 14,794,961
Hubbell, Inc. , Class B ...................... 3,010 1,425,566
32,159,471
a
Electronic Equipment, Instruments & Components  —  1 .8%
CDW Corp. ............................. 7,333 919,925
Coherent Corp.
(a)
......................... 10,195 3,685,187
Corning, Inc. ............................ 45,044 8,160,171
Fabrinet
(a)
.............................. 2,031 1,328,599
Flex Ltd.
(a)
.............................. 20,843 3,142,708
Jabil, Inc. .............................. 5,981 2,180,433
Keysight Technologies, Inc.
(a)
................. 9,722 3,289,244
TE Connectivity PLC ...................... 16,634 3,549,862
26,256,129
a
Entertainment  —  0 .3%
Electronic Arts, Inc. ....................... 12,768 2,575,561
Liberty Media Corp.-Liberty Formula One , Class C ,
NVS
(a)
............................... 12,069 1,095,744
3,671,305
a
Financial Services  —  4 .6%
Affirm Holdings, Inc. , Class A
(a)
................ 15,747 1,159,767
Apollo Global Management, Inc. ............... 23,765 3,058,793
Fidelity National Information Services, Inc. ........ 28,936 1,243,959
Fiserv, Inc.
(a)
............................ 30,318 1,714,786
Global Payments, Inc. ..................... 13,300 1,004,283
Mastercard, Inc. , Class A .................... 46,418 22,929,564
PayPal Holdings, Inc. ...................... 48,451 2,168,182
Toast, Inc. , Class A
(a)
...................... 26,734 695,886
Visa, Inc. , Class A ........................ 95,298 31,101,455
65,076,675
a
Food Products  —  0 .2%
General Mills, Inc. ........................ 30,262 1,023,158
Hershey Co. (The) ........................ 8,342 1,618,598
2,641,756
a
Ground Transportation  —  0 .3%
JB Hunt Transport Services, Inc. .............. 4,266 1,179,250
Old Dominion Freight Line, Inc. ............... 10,634 2,394,245
XPO, Inc.
(a)
............................. 6,488 1,390,054
4,963,549
a
Health Care Equipment & Supplies  —  1 .2%
Dexcom, Inc.
(a)
.......................... 21,906 1,615,348
Edwards Lifesciences Corp.
(a)
................ 32,683 2,826,099
GE HealthCare Technologies, Inc. ............. 25,868 1,612,611
IDEXX Laboratories, Inc.
(a)
................... 4,502 2,537,012
Insulet Corp.
(a)
........................... 3,937 570,629
ResMed, Inc. ........................... 8,258 1,573,727
Stryker Corp. ........................... 19,540 5,961,459
Zimmer Biomet Holdings, Inc. ................ 11,143 917,403
17,614,288
a
Security Shares Value
a
Health Care Providers & Services  —  0 .8%
Elevance Health, Inc. ...................... 12,458 $ 4,898,361
HCA Healthcare, Inc. ...................... 8,872 3,358,407
Humana, Inc. ........................... 6,815 2,081,437
Labcorp Holdings, Inc. ..................... 4,684 1,218,121
11,556,326
a
Health Care REITs  —  0 .7%
Ventas, Inc. ............................ 26,953 2,275,372
Welltower, Inc. ........................... 39,939 8,200,675
10,476,047
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a)
............... 8,333 1,452,775
a
Hotels, Restaurants & Leisure  —  1 .2%
Booking Holdings, Inc. ..................... 44,398 7,433,557
Chipotle Mexican Grill, Inc. , Class A
(a)
........... 73,907 2,354,677
Darden Restaurants, Inc. ................... 6,445 1,314,200
Expedia Group, Inc. ....................... 6,633 1,497,665
Hilton Worldwide Holdings, Inc. ............... 12,984 4,254,338
16,854,437
a
Household Durables  —  0 .5%
DR Horton, Inc. .......................... 14,784 2,174,579
Garmin Ltd. ............................. 9,275 2,169,608
NVR, Inc.
(a)
............................. 150 915,720
PulteGroup, Inc. ......................... 10,903 1,288,516
6,548,423
a
Household Products  —  0 .3%
Church & Dwight Co., Inc. ................... 13,415 1,282,876
Clorox Co. (The) ......................... 6,973 627,710
Kimberly-Clark Corp. ...................... 18,816 1,836,442
3,747,028
a
Industrial REITs  —  0 .5%
Prologis, Inc. ............................ 52,846 7,581,816
a
Insurance  —  3 .2%
American International Group, Inc. ............. 30,366 2,254,068
Aon PLC , Class A ........................ 11,538 3,646,700
Arch Capital Group Ltd.
(a)
................... 19,692 1,759,283
Arthur J Gallagher & Co. .................... 14,575 2,931,178
Brown & Brown, Inc. ....................... 16,382 921,488
Chubb Ltd. ............................. 19,820 6,178,489
Cincinnati Financial Corp. ................... 8,772 1,380,888
Everest Group Ltd. ........................ 2,269 735,224
Hartford Insurance Group, Inc. (The) ............ 15,568 1,979,160
Markel Group, Inc.
(a)
....................... 717 1,301,778
Marsh & McLennan Companies, Inc. ............ 27,312 4,369,101
MetLife, Inc. ............................ 31,419 2,598,037
Principal Financial Group, Inc. ................ 12,285 1,272,972
Progressive Corp. (The) .................... 33,160 6,313,664
Prudential Financial, Inc. .................... 19,717 1,984,319
Travelers Companies, Inc. (The) ............... 12,054 3,518,442
W R Berkley Corp. ........................ 12,207 775,633
Willis Towers Watson PLC ................... 5,350 1,335,734
45,256,158
a
Interactive Media & Services  —  0 .0%
Pinterest, Inc. , Class A
(a)
.................... 2,177 43,649
a
IT Services  —  1 .5%
Accenture PLC , Class A .................... 34,803 6,510,597
Cloudflare, Inc. , Class A
(a)
................... 17,588 4,253,130
MongoDB, Inc. , Class A
(a)
................... 4,442 1,490,513

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
IT Services (continued)
Okta, Inc. , Class A
(a)
....................... 9,579 $ 1,180,803
Snowflake, Inc. , Class A
(a)
................... 18,617 4,757,574
Twilio, Inc. , Class A
(a)
...................... 8,160 1,555,623
VeriSign, Inc. ........................... 4,709 1,343,855
21,092,095
a
Life Sciences Tools & Services  —  1 .9%
Agilent Technologies, Inc. ................... 16,020 2,171,191
Danaher Corp. .......................... 36,106 6,595,483
Illumina, Inc.
(a)
........................... 8,451 1,377,175
IQVIA Holdings, Inc.
(a)
...................... 9,592 1,747,758
Mettler-Toledo International, Inc.
(a)
............. 1,157 1,365,931
Thermo Fisher Scientific, Inc. ................. 21,067 10,375,708
Waters Corp.
(a)
.......................... 5,575 2,138,403
West Pharmaceutical Services, Inc. ............ 4,056 1,309,317
27,080,966
a
Machinery  —  2 .5%
CNH Industrial N.V. ....................... 48,762 497,860
Cummins, Inc. ........................... 7,832 5,064,406
Deere & Co. ............................ 13,781 7,471,782
Fortive Corp. ............................ 16,143 941,460
IDEX Corp. ............................. 4,231 892,022
Illinois Tool Works, Inc. ..................... 15,521 3,838,033
Nordson Corp. ........................... 3,010 864,863
Otis Worldwide Corp. ...................... 21,908 1,551,963
PACCAR, Inc. ........................... 29,833 3,292,668
Parker-Hannifin Corp. ...................... 7,155 6,043,328
Pentair PLC ............................ 9,152 648,328
Snap-on, Inc. ........................... 2,958 1,098,039
Westinghouse Air Brake Technologies Corp. ....... 9,647 2,519,410
Xylem, Inc. ............................. 13,783 1,509,790
36,233,952
a
Metals & Mining  —  0 .2%
Coeur Mining, Inc. ........................ 58,359 1,127,496
Steel Dynamics, Inc. ....................... 7,802 2,029,690
3,157,186
a
Mortgage REITs  —  0 .1%
Annaly Capital Management, Inc. .............. 40,724 889,819
a
Passenger Airlines  —  0 .0%
United Airlines Holdings, Inc.
(a)
................ 4,611 529,343
a
Personal Care Products  —  0 .1%
Estee Lauder Companies, Inc. (The) , Class A ...... 14,014 1,246,545
a
Pharmaceuticals  —  0 .2%
Royalty Pharma PLC , Class A ................ 23,302 1,299,320
Zoetis, Inc. , Class A ....................... 23,838 1,851,974
3,151,294
a
Professional Services  —  0 .8%
Automatic Data Processing, Inc. ............... 22,825 5,063,498
Broadridge Financial Solutions, Inc. ............ 6,626 1,018,549
Equifax, Inc. ............................ 6,831 1,132,511
Jacobs Solutions, Inc. ...................... 6,681 800,785
Paychex, Inc. ........................... 18,280 1,772,794
TransUnion ............................. 10,902 780,147
Verisk Analytics, Inc. , Class A ................. 7,426 1,299,476
11,867,760
a
Security Shares Value
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 16,704 $ 2,088,668
CoStar Group, Inc.
(a)
....................... 23,728 764,042
2,852,710
a
Residential REITs  —  0 .3%
AvalonBay Communities, Inc. ................ 7,944 1,449,859
Equity Residential ........................ 19,116 1,251,142
Invitation Homes, Inc. ...................... 30,583 894,553
Mid-America Apartment Communities, Inc. ........ 6,596 851,346
4,446,900
a
Retail REITs  —  0 .3%
Kimco Realty Corp. ....................... 38,110 917,689
Realty Income Corp. ....................... 52,859 3,239,200
Regency Centers Corp. .................... 9,341 722,526
4,879,415
a
Semiconductors & Semiconductor Equipment  —  38 .8%
Advanced Micro Devices, Inc.
(a)
............... 92,421 47,698,478
Analog Devices, Inc. ....................... 27,675 11,453,299
Applied Materials, Inc. ..................... 44,988 20,247,299
Broadcom, Inc. .......................... 254,980 113,917,415
Credo Technology Group Holding Ltd.
(a)
.......... 9,411 2,221,278
Entegris, Inc. ............................ 8,631 1,197,897
First Solar, Inc.
(a)
......................... 5,800 1,779,382
Intel Corp.
(a)
............................ 249,053 28,561,398
KLA Corp. .............................. 7,430 14,278,305
Lam Research Corp. ...................... 70,791 22,524,280
Marvell Technology, Inc. .................... 48,332 9,908,060
Microchip Technology, Inc. ................... 30,676 2,903,483
Micron Technology, Inc. ..................... 63,929 62,075,059
Monolithic Power Systems, Inc. ............... 2,645 4,142,626
NVIDIA Corp. ........................... 802,508 169,441,539
NXP Semiconductors N.V. ................... 14,325 4,603,339
ON Semiconductor Corp.
(a)
.................. 22,297 2,689,464
QUALCOMM, Inc. ........................ 60,486 15,183,196
Teradyne, Inc. ........................... 8,875 3,322,001
Texas Instruments, Inc. ..................... 51,613 15,777,062
553,924,860
a
Software  —  6 .9%
Adobe, Inc.
(a)
............................ 22,913 5,939,279
AppLovin Corp. , Class A
(a)
................... 13,014 7,978,753
Atlassian Corp. , Class A
(a)
................... 9,622 1,035,423
Autodesk, Inc.
(a)
.......................... 11,961 2,766,699
Cadence Design Systems, Inc.
(a)
.............. 15,651 5,868,029
Datadog, Inc. , Class A
(a)
.................... 17,709 4,380,321
Fair Isaac Corp.
(a)
......................... 1,311 1,639,523
Fortinet, Inc.
(a)
........................... 35,653 4,919,044
Gen Digital, Inc. .......................... 30,087 775,944
Intuit, Inc. .............................. 15,677 5,197,396
Oracle Corp. ............................ 97,823 22,086,477
Palo Alto Networks, Inc.
(a)
................... 45,974 12,950,416
PTC, Inc.
(a)
............................. 6,685 927,410
Roper Technologies, Inc. .................... 5,835 1,899,468
Samsara, Inc. , Class A
(a)
.................... 19,906 696,511
ServiceNow, Inc.
(a)
........................ 59,296 7,374,644
Strategy, Inc. , Class A
(a)
.................... 14,799 2,354,373
Synopsys, Inc.
(a)
......................... 10,316 4,906,496
Trimble, Inc.
(a)
........................... 13,341 752,566
Tyler Technologies, Inc.
(a)
................... 2,453 768,157
Workday, Inc. , Class A
(a)
.................... 11,907 1,740,684
Zoom Communications, Inc. , Class A
(a)
.......... 13,570 1,378,576
Zscaler, Inc.
(a)
........................... 5,948 831,114
99,167,303
a

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
ESG Advanced MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Specialized REITs  —  1 .6%
American Tower Corp. ..................... 26,422 $ 4,939,857
Crown Castle, Inc. ........................ 24,720 2,261,880
Digital Realty Trust, Inc. .................... 19,479 3,701,010
Equinix, Inc. ............................ 5,591 5,971,411
Iron Mountain, Inc. ........................ 16,864 2,162,808
Public Storage ........................... 8,956 2,719,848
SBA Communications Corp. , Class A ............ 6,012 1,221,398
22,978,212
a
Specialty Retail  —  3 .8%
AutoZone, Inc.
(a)
......................... 934 2,741,467
Best Buy Co., Inc. ........................ 11,160 869,922
Burlington Stores, Inc.
(a)
.................... 3,570 1,156,073
Carvana Co. , Class A
(a)
..................... 36,477 2,662,821
Dick's Sporting Goods, Inc. .................. 3,433 781,248
Home Depot, Inc. (The) .................... 56,462 17,906,359
Lowe's Companies, Inc. .................... 31,749 6,805,716
O'Reilly Automotive, Inc.
(a)
................... 47,431 4,120,805
Ross Stores, Inc. ......................... 17,817 4,128,733
TJX Companies, Inc. (The) .................. 62,743 9,709,479
Tractor Supply Co. ........................ 29,603 933,383
Ulta Beauty, Inc.
(a)
........................ 2,488 1,266,019
Williams-Sonoma, Inc. ..................... 6,747 1,373,487
54,455,512
a
Technology Hardware, Storage & Peripherals  —  2 .6%
Dell Technologies, Inc. , Class C ............... 17,076 7,187,459
Everpure, Inc. , Class A
(a)
.................... 17,797 1,415,039
Hewlett Packard Enterprise Co. ............... 75,217 3,237,340
HP, Inc. ............................... 51,844 1,401,862
NetApp, Inc. ............................ 11,186 1,949,608
Seagate Technology Holdings PLC ............. 12,382 10,893,684
Western Digital Corp. ...................... 19,616 10,420,215
36,505,207
a
Textiles, Apparel & Luxury Goods  —  0 .1%
Deckers Outdoor Corp.
(a)
.................... 8,138 926,511
Lululemon Athletica, Inc.
(a)
................... 5,637 739,462
1,665,973
a
Security Shares Value
a
Trading Companies & Distributors  —  0 .4%
Fastenal Co. ............................ 65,097 $ 2,877,287
Ferguson Enterprises, Inc. ................... 11,020 2,490,189
Watsco, Inc. ............................ 1,966 721,719
6,089,195
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 11,071 1,364,722
a
a
Total Common Stocks — 100.2%
(Cost: $ 999,395,363 ) ................................ 1,429,882,169
a
Rights
Capital Markets  —  0 .0%
TPG, Inc. (Expires 04/09/29 )
(a)
................ 11,769 118
a
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 118
Total Long-Term Investments — 100.2%
(Cost: $ 999,395,363 ) ................................ 1,429,882,287
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(b) (c)
............................ 1,445,028 1,445,028
a
Total Short-Term Securities — 0.1%
(Cost: $ 1,445,028 ) .................................. 1,445,028
Total Investments — 100.3%
(Cost: $ 1,000,840,391 ) ............................... 1,431,327,315
Liabilities in Excess of Other Assets — ( 0 .3 ) % ............... (3,669,620)
Net Assets — 100.0% ................................. $ 1,427,657,695
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares
(a)
$ 10,188,329 $ — $ (10,188,019)
(b)
$ 1,517 $ (1,827) $ — — $ 7,384
(c)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 1,973,222 — (528,194)
(b)
— — 1,445,028 1,445,028 39,931 —
BlackRock, Inc. .... 9,923,341 1,153,112 (1,644,022) 411,446 (1,085,679) 8,758,198 8,366 131,355 —
$ — $ 412,963 $ (1,087,506)
$ 10,203,226
$ 178,670 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 3 06/18/26 $ 1,139 $ 63,283
E-Mini Technology Select Sector Index ....................................................... 3 06/18/26 1,157 145,162
$ 208,445
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,429,882,169  $ —  $ —  $ 1,429,882,169
Rights ................................................ —  118  —  118
Short-Term Securities
Money Market Funds ...................................... 1,445,028  —  —  1,445,028
$ 1,431,327,197  $ 118  $ —  $ 1,431,327,315
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 208,445  $ —  $ —  $ 208,445
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust